Fair Value Measurements - Schedule of Investments Fair Value Measured Using NAV Per Share (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 244,687,231	$ 210,839,169
Unfunded Commitments	0	0
Common Collective Trusts Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	150,240,535	129,861,740
MFS Growth Equity Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	15,860,116	15,305,996
Unfunded Commitments	$ 0	$ 0
Redemption Frequency	Daily	Daily
Redemption Notice Period	12 months	12 months
Prudential Total Return Bond
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,760,712	$ 1,783,623
Unfunded Commitments	$ 0	$ 0
Redemption Frequency	Daily	Daily
Redemption Notice Period	12 months	12 months
Putnam Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 6,579,492	$ 67,035
Unfunded Commitments	$ 0	$ 0
Redemption Frequency	Daily	Daily
Redemption Notice Period	12 months	12 months
T. Rowe Price Retirement Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 126,040,215	$ 104,033,166
Unfunded Commitments	$ 0	$ 0
Redemption Frequency	Daily	Daily
Redemption Notice Period	12 months	12 months
T. Rowe Price Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		$ 8,671,920
Unfunded Commitments		$ 0
Redemption Frequency		Daily
Redemption Notice Period		12 months